Tower Transaction (Narrative) (Details) $ in Millions		12 Months Ended
	Dec. 16, 2013 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Other Liabilities [Line Items]
Property, Plant and Equipment - Net		$ 124,450	$ 112,898
Depreciation expense		19,289	17,773	$ 17,722
Crown Castle International [Member]
Other Liabilities [Line Items]
Closing date of failed sale-leaseback transaction	Dec. 16, 2013
Number Of Towers Subject To Failed Sale-Leaseback	9,048
Number of towers subject to disposition (as shown)	627
Cash from failed sale-leaseback (in millions U.S. dollars)	$ 4,827
Term of lease	28 years
Approximate fixed future purchase option price on failed sale-leaseback (in millions U.S. dollars)	$ 4,200
Minimum Leaseback Term	10 years
Property, Plant and Equipment - Net		960	999
Depreciation expense		39	$ 39
Approximate annual interest rate - financing obligation (as shown)			3.90%
Lease payments - 2015		225
Minimum lease payments - 2016		230
Minimum lease payments - 2017		234
Minimum lease payments - 2018		239
Minimum lease payments - 2019		244
Minimum lease payments - 2020		248
Minimum lease payments - thereafter		$ 2,304